CONTRACT ASSETS, NET (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
CONTRACT ASSETS, NET
Contract assets	$ 2,116,552			¥ 14,748,134		¥ 4,796,153
Impairment of contract assets	(20,556)			(143,237)	$ (23,279)	(162,213)	¥ (395,604)
Total contract assets, net	2,095,996			¥ 14,604,897		¥ 4,633,940
Net recovery of impairment of contract asset	$ 2,723	¥ 18,976	¥ 229,000